Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000018365 | BNP Paribas9412398
Holdings [Line Items]
Percent of Total Investments	5.10%
C000018365 | FHLB9412638
Holdings [Line Items]
Percent of Total Investments	4.60%
C000018365 | J.P. Morgan Securities9412414
Holdings [Line Items]
Percent of Total Investments	3.40%
C000018365 | MUFG Securities Americas9412421
Holdings [Line Items]
Percent of Total Investments	3.40%
C000018365 | Natixis S.A.9412424
Holdings [Line Items]
Percent of Total Investments	3.40%
C000018365 | U.S. Treasury Bills9412370
Holdings [Line Items]
Percent of Total Investments	3.20%
C000018365 | U.S. Treasury Bills9412358
Holdings [Line Items]
Percent of Total Investments	3.10%
C000018365 | U.S. Treasury Bills9412365
Holdings [Line Items]
Percent of Total Investments	2.80%
C000018365 | Goldman Sachs9412409
Holdings [Line Items]
Percent of Total Investments	2.60%
C000018365 | Mizuho Securities9412418
Holdings [Line Items]
Percent of Total Investments	2.60%
C000018365 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000018365 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000018365 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000162326 | BNP Paribas9412398
Holdings [Line Items]
Percent of Total Investments	5.10%
C000162326 | FHLB9412638
Holdings [Line Items]
Percent of Total Investments	4.60%
C000162326 | J.P. Morgan Securities9412414
Holdings [Line Items]
Percent of Total Investments	3.40%
C000162326 | MUFG Securities Americas9412421
Holdings [Line Items]
Percent of Total Investments	3.40%
C000162326 | Natixis S.A.9412424
Holdings [Line Items]
Percent of Total Investments	3.40%
C000162326 | U.S. Treasury Bills9412370
Holdings [Line Items]
Percent of Total Investments	3.20%
C000162326 | U.S. Treasury Bills9412358
Holdings [Line Items]
Percent of Total Investments	3.10%
C000162326 | U.S. Treasury Bills9412365
Holdings [Line Items]
Percent of Total Investments	2.80%
C000162326 | Goldman Sachs9412409
Holdings [Line Items]
Percent of Total Investments	2.60%
C000162326 | Mizuho Securities9412418
Holdings [Line Items]
Percent of Total Investments	2.60%
C000162326 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000162326 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000162326 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000240469 | BNP Paribas9412398
Holdings [Line Items]
Percent of Total Investments	5.10%
C000240469 | FHLB9412638
Holdings [Line Items]
Percent of Total Investments	4.60%
C000240469 | J.P. Morgan Securities9412414
Holdings [Line Items]
Percent of Total Investments	3.40%
C000240469 | MUFG Securities Americas9412421
Holdings [Line Items]
Percent of Total Investments	3.40%
C000240469 | Natixis S.A.9412424
Holdings [Line Items]
Percent of Total Investments	3.40%
C000240469 | U.S. Treasury Bills9412370
Holdings [Line Items]
Percent of Total Investments	3.20%
C000240469 | U.S. Treasury Bills9412358
Holdings [Line Items]
Percent of Total Investments	3.10%
C000240469 | U.S. Treasury Bills9412365
Holdings [Line Items]
Percent of Total Investments	2.80%
C000240469 | Goldman Sachs9412409
Holdings [Line Items]
Percent of Total Investments	2.60%
C000240469 | Mizuho Securities9412418
Holdings [Line Items]
Percent of Total Investments	2.60%
C000240469 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000240469 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000240469 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000018374 | U.S. Treasury Bills9411949
Holdings [Line Items]
Percent of Total Investments	11.30%
C000018374 | U.S. Treasury Bills9411947
Holdings [Line Items]
Percent of Total Investments	9.90%
C000018374 | U.S. Treasury Bills9411952
Holdings [Line Items]
Percent of Total Investments	6.20%
C000018374 | FHLB9412058
Holdings [Line Items]
Percent of Total Investments	5.00%
C000018374 | U.S. Treasury Bills9411955
Holdings [Line Items]
Percent of Total Investments	4.80%
C000018374 | U.S. Treasury Bills9411953
Holdings [Line Items]
Percent of Total Investments	4.80%
C000018374 | FHLB9412060
Holdings [Line Items]
Percent of Total Investments	4.80%
C000018374 | U.S. Treasury Notes9411972
Holdings [Line Items]
Percent of Total Investments	4.50%
C000018374 | U.S. Treasury Notes9411968
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018374 | U.S. Treasury Bills9411966
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018374 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000018374 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000018368 | U.S. Treasury Bills9412390
Holdings [Line Items]
Percent of Total Investments	17.60%
C000018368 | U.S. Treasury Bills9412394
Holdings [Line Items]
Percent of Total Investments	10.10%
C000018368 | U.S. Treasury Bills9412396
Holdings [Line Items]
Percent of Total Investments	9.70%
C000018368 | U.S. Treasury Bills9412401
Holdings [Line Items]
Percent of Total Investments	7.50%
C000018368 | U.S. Treasury Bills9412399
Holdings [Line Items]
Percent of Total Investments	7.00%
C000018368 | U.S. Treasury Bills9412385
Holdings [Line Items]
Percent of Total Investments	6.60%
C000018368 | U.S. Treasury Bills9412404
Holdings [Line Items]
Percent of Total Investments	5.00%
C000018368 | U.S. Treasury Bills9412387
Holdings [Line Items]
Percent of Total Investments	4.40%
C000018368 | U.S. Treasury Notes9412425
Holdings [Line Items]
Percent of Total Investments	4.20%
C000018368 | U.S. Treasury Bills9412408
Holdings [Line Items]
Percent of Total Investments	3.50%
C000018368 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	106.50%
C000022551 | U.S. Treasury Notes9414463
Holdings [Line Items]
Percent of Total Investments	3.70%
C000022551 | U.S. Treasury Notes9414462
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022551 | U.S. Treasury Notes9414469
Holdings [Line Items]
Percent of Total Investments	1.50%
C000022551 | U.S. Treasury Bills9414471
Holdings [Line Items]
Percent of Total Investments	1.50%
C000022551 | U.S. Treasury Notes9414467
Holdings [Line Items]
Percent of Total Investments	1.40%
C000022551 | U.S. Treasury Notes9414460
Holdings [Line Items]
Percent of Total Investments	1.30%
C000022551 | Morgan Stanley9414254
Holdings [Line Items]
Percent of Total Investments	1.00%
C000022551 | JPMorgan Chase9414238
Holdings [Line Items]
Percent of Total Investments	0.90%
C000022551 | Synchrony Card Funding LLC9414048
Holdings [Line Items]
Percent of Total Investments	0.80%
C000022551 | American Express9414292
Holdings [Line Items]
Percent of Total Investments	0.80%
C000022551 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022551 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000022551 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022551 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022551 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022551 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000022551 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000022551 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000158211 | U.S. Treasury Notes9414463
Holdings [Line Items]
Percent of Total Investments	3.70%
C000158211 | U.S. Treasury Notes9414462
Holdings [Line Items]
Percent of Total Investments	2.40%
C000158211 | U.S. Treasury Notes9414469
Holdings [Line Items]
Percent of Total Investments	1.50%
C000158211 | U.S. Treasury Bills9414471
Holdings [Line Items]
Percent of Total Investments	1.50%
C000158211 | U.S. Treasury Notes9414467
Holdings [Line Items]
Percent of Total Investments	1.40%
C000158211 | U.S. Treasury Notes9414460
Holdings [Line Items]
Percent of Total Investments	1.30%
C000158211 | Morgan Stanley9414254
Holdings [Line Items]
Percent of Total Investments	1.00%
C000158211 | JPMorgan Chase9414238
Holdings [Line Items]
Percent of Total Investments	0.90%
C000158211 | Synchrony Card Funding LLC9414048
Holdings [Line Items]
Percent of Total Investments	0.80%
C000158211 | American Express9414292
Holdings [Line Items]
Percent of Total Investments	0.80%
C000158211 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000158211 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000158211 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000158211 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158211 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158211 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000158211 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000158211 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000022552 | U.S. Treasury Notes9417467
Holdings [Line Items]
Percent of Total Investments	8.00%
C000022552 | U.S. Treasury Notes9417470
Holdings [Line Items]
Percent of Total Investments	7.90%
C000022552 | U.S. Treasury Notes9417464
Holdings [Line Items]
Percent of Total Investments	5.60%
C000022552 | U.S. Treasury Notes9417469
Holdings [Line Items]
Percent of Total Investments	4.00%
C000022552 | FNMA or FHLMC9417082
Holdings [Line Items]
Percent of Total Investments	3.70%
C000022552 | FHLMC Multifamily Structured Pass-Through Certificates9416730
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022552 | U.S. Treasury Notes9417466
Holdings [Line Items]
Percent of Total Investments	2.00%
C000022552 | Seasoned Loans Structured Transaction Trust9416710
Holdings [Line Items]
Percent of Total Investments	1.60%
C000022552 | GNMA9417027
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022552 | FNMA REMIC9417254
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022552 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022552 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000022552 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022552 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000147419 | U.S. Treasury Notes9417467
Holdings [Line Items]
Percent of Total Investments	8.00%
C000147419 | U.S. Treasury Notes9417470
Holdings [Line Items]
Percent of Total Investments	7.90%
C000147419 | U.S. Treasury Notes9417464
Holdings [Line Items]
Percent of Total Investments	5.60%
C000147419 | U.S. Treasury Notes9417469
Holdings [Line Items]
Percent of Total Investments	4.00%
C000147419 | FNMA or FHLMC9417082
Holdings [Line Items]
Percent of Total Investments	3.70%
C000147419 | FHLMC Multifamily Structured Pass-Through Certificates9416730
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147419 | U.S. Treasury Notes9417466
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147419 | Seasoned Loans Structured Transaction Trust9416710
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147419 | GNMA9417027
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147419 | FNMA REMIC9417254
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147419 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000147419 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000147419 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147419 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000022554 | GNMA9417887
Holdings [Line Items]
Percent of Total Investments	6.80%
C000022554 | GNMA9417810
Holdings [Line Items]
Percent of Total Investments	4.90%
C000022554 | GNMA9417897
Holdings [Line Items]
Percent of Total Investments	4.90%
C000022554 | GNMA9417787
Holdings [Line Items]
Percent of Total Investments	3.70%
C000022554 | GNMA9417761
Holdings [Line Items]
Percent of Total Investments	3.30%
C000022554 | GNMA9417834
Holdings [Line Items]
Percent of Total Investments	3.30%
C000022554 | GNMA9417889
Holdings [Line Items]
Percent of Total Investments	3.10%
C000022554 | GNMA9417904
Holdings [Line Items]
Percent of Total Investments	3.00%
C000022554 | GNMA9417885
Holdings [Line Items]
Percent of Total Investments	2.90%
C000022554 | GNMA9417748
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022554 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022554 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022554 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000147421 | GNMA9417887
Holdings [Line Items]
Percent of Total Investments	6.80%
C000147421 | GNMA9417810
Holdings [Line Items]
Percent of Total Investments	4.90%
C000147421 | GNMA9417897
Holdings [Line Items]
Percent of Total Investments	4.90%
C000147421 | GNMA9417787
Holdings [Line Items]
Percent of Total Investments	3.70%
C000147421 | GNMA9417761
Holdings [Line Items]
Percent of Total Investments	3.30%
C000147421 | GNMA9417834
Holdings [Line Items]
Percent of Total Investments	3.30%
C000147421 | GNMA9417889
Holdings [Line Items]
Percent of Total Investments	3.10%
C000147421 | GNMA9417904
Holdings [Line Items]
Percent of Total Investments	3.00%
C000147421 | GNMA9417885
Holdings [Line Items]
Percent of Total Investments	2.90%
C000147421 | GNMA9417748
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147421 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000147421 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147421 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	99.50%